GOING CONCERN (Details Textual) - Brushy Resources, Inc [Member] - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 30, 2015
Long-term Line of Credit	$ 11,000,000
Equity Method Investment, Ownership Percentage		3.30%	50.00%